Loans (Aging Analysis of Past Due and Nonaccrual Loans by Class) (Details) - USD ($) $ in Thousands		Dec. 31, 2015		Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		$ 4,548		$ 9,070
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due		1,820		1,024
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due				890
Financing Receivable, Recorded Investment, Nonaccrual Status		7,260	[1]	11,368	[2]
Financing Receivable, Recorded Investment, Past Due		13,628		22,352
Financing Receivable, Recorded Investment, Current		875,330		739,473
Total loans		875,844		756,646
SBA loans held for sale		13,114		5,179
Total loans		888,958		761,825
Troubled Debt Restructuring (TDR) [Member] | Non Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing troubled debt restructurings		293		3,000
Troubled Debt Restructuring (TDR) [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing troubled debt restructurings		3,000		3,500
SBA, SBA 504, and Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		534,264		476,672
Residential and Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		341,580		279,974
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		1,153		1,093
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due		456		147
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due				161
Financing Receivable, Recorded Investment, Nonaccrual Status		1,764	[1]	3,348	[2]
Financing Receivable, Recorded Investment, Past Due		3,373		4,749
Financing Receivable, Recorded Investment, Current		36,020		35,652
Total loans		39,393		40,401
Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due				1,639
Financing Receivable, Recorded Investment, Nonaccrual Status		518	[1]	2,109	[2]
Financing Receivable, Recorded Investment, Past Due		518		3,748
Financing Receivable, Recorded Investment, Current		28,835		30,574
Total loans		29,353		34,322
Commercial Other Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		157
Financing Receivable, Recorded Investment, Nonaccrual Status		10	[1]	1,129	[2]
Financing Receivable, Recorded Investment, Past Due		167		1,129
Financing Receivable, Recorded Investment, Current		49,165		39,478
Total loans		49,332		40,607
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		444		2,812
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due		283
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due				7
Financing Receivable, Recorded Investment, Nonaccrual Status		2,154	[1]	3,592	[2]
Financing Receivable, Recorded Investment, Past Due		2,881		6,411
Financing Receivable, Recorded Investment, Current		388,190		333,282
Total loans		391,071		339,693
Commercial Real Estate Construction Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		356
Financing Receivable, Recorded Investment, Past Due		356
Financing Receivable, Recorded Investment, Current		24,759		21,649
Total loans		25,115		21,649
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		465,518		401,949
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		2,307		2,887
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due		1,078		658
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due				722
Financing Receivable, Recorded Investment, Nonaccrual Status		2,224	[1]	645	[2]
Financing Receivable, Recorded Investment, Past Due		5,609		4,912
Financing Receivable, Recorded Investment, Current		258,914		215,966
Total loans		264,523		220,878
Consumer Home Equity Line Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		130		639
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due		3		213
Financing Receivable, Recorded Investment, Nonaccrual Status		590	[1]	543	[2]
Financing Receivable, Recorded Investment, Past Due		723		1,395
Financing Receivable, Recorded Investment, Current		44,319		40,056
Total loans		45,042		41,451
Consumer Other Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		1
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due				6
Financing Receivable, Recorded Investment, Nonaccrual Status	[2]			2
Financing Receivable, Recorded Investment, Past Due		1		8
Financing Receivable, Recorded Investment, Current		32,014		17,637
Total loans		32,015		17,645
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		77,057		59,096
Loans Held for Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		4,548		9,070
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due		1,820		1,024
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due				890
Financing Receivable, Recorded Investment, Nonaccrual Status		7,260	[1]	11,368	[2]
Financing Receivable, Recorded Investment, Past Due		13,628		22,352
Financing Receivable, Recorded Investment, Current		862,216		734,294
Total loans		875,844		756,646
SBA Loans Held For Sale [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Current		13,114		5,179
SBA loans held for sale		13,114		5,179
Loans Guaranteed By Small Business Administration [Member] | Troubled Debt Restructuring (TDR) [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing troubled debt restructurings		$ 288		$ 1,600

[1]	At December 31, 2015, nonaccrual loans included $293 thousand of TDRs and $288 thousand of loans guaranteed by the SBA. The remaining $3.0 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.
[2]	At December 31, 2014, nonaccrual loans included $3.0 million of TDRs and $1.6 million of loans guaranteed by the SBA. The remaining $3.5 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.